LINE OF CREDIT (Narrative) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Apr. 02, 2015
Debt Instrument [Line Items]
Line of credit borrowing capacity			$ 40,000
Line of credit amount outstanding		$ 27,615